GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 98.85%
	Alternative Funds - 1.81%
198,335	SPDR Gold MiniShares Trust (a)(b)	$7,177,744

	Domestic Equity Funds - 22.15%
202,836	American Funds - Mutual Fund - Class F3	9,817,256
189,204	American Funds - Washington Mutual Investors Fund - Class F3	9,829,132
132,079	iShares Core S&P Small-Cap ETF	12,499,957
136,143	iShares Edge MSCI Min Vol USA ETF	9,815,910
90,804	Vanguard High Dividend Yield ETF	9,825,901
59,195	Vanguard S&P 500 ETF	20,797,571
109,486	Vanguard Value ETF (a)	15,368,550
		87,954,277
	Domestic Fixed Income Funds - 46.14%
1,088,465	American Funds - High-Income Trust - Class F3	9,861,495
1,758,957	American Funds - Multi-Sector Income Fund - Class F3	15,742,663
1,381,222	American Funds - The Bond Fund of America - Class F3	15,718,310
132,210	iShares 7-10 Year Treasury Bond ETF (a)	12,663,074
57,342	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	2,855,058
247,307	iShares Broad USD High Yield Corporate Bond ETF	8,539,511
161,731	iShares Core U.S. Aggregate Bond ETF	15,686,290
25,426	iShares iBoxx High Yield Corporate Bond ETF	1,872,116
41,753	iShares TIPS Bond ETF (a)	4,444,189
182,556	iShares U.S. Credit Bond ETF	8,965,325
1,063,113	SPDR Portfolio Short Term Treasury ETF	30,713,334
5,749,700	Vanguard High-Yield Corporate Fund - Admiral Shares	29,610,953
60,876	Vanguard Intermediate-Term Corporate Bond ETF	4,718,499
134,947	Vanguard Long-Term Treasury ETF	8,315,434
235,547	Vanguard Mortgage-Backed Securities ETF	10,722,099
20,881	Vanguard Short-Term Corporate Bond ETF	1,570,042
16,551	Vanguard Total Bond Market ETF	1,189,024
		183,187,416
	Hybrid Funds - 18.04%
296,079	American Funds - Capital Income Builder - Class F3	18,638,196
825,442	American Funds - The Income Fund of America - Class F3	18,663,247
311,628	iShares Core Aggressive Allocation ETF	18,619,773
333,542	iShares Core Growth Allocation ETF (a)	15,729,841
		71,651,057
	International Equity Funds - 8.39%
142,832	iShares Core MSCI Emerging Markets ETF	6,670,254
58,468	iShares Core MSCI Europe ETF (a)	2,777,230
45,305	iShares MSCI EAFE Min Vol Factor ETF	2,880,718
100,060	iShares MSCI Switzerland ETF	4,195,516
53,168	JPMorgan Beta Builders Canada ETF	3,045,995
327,751	Vanguard FTSE Developed Markets ETF (a)	13,755,709
		33,325,422
	International Fixed Income Funds - 1.29%
28,559	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,415,806
51,025	SPDR Bloomberg Barclays International Treasury Bond ETF	1,144,491
33,020	Vanguard Total International Bond ETF (a)	1,566,139
		5,126,436
	Real Estate Funds - 1.03%
26,373	Vanguard Global ex-U.S. Real Estate ETF	1,090,260
36,169	Vanguard Real Estate ETF (a)	2,983,219
		4,073,479
	Total Investment Companies (Cost $378,557,822)	392,495,831

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00%
922	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (c)	922
	Total Short Term Investments (Cost $922)	922
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.40%
37,341,365	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (c)	37,341,365
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $37,341,365)	37,341,365

	Total Investments (Cost $415,900,109) - 108.25%	429,838,118
	Liabilities in Excess of Other Assets - (8.25)%	(32,769,219)
	TOTAL NET ASSETS - 100.00%	$397,068,899

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2022
(d)	Less than 0.01%.